4. Segment Reporting - Geographic information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenues	€ 23,735	€ 2,010	€ 6,314
Non-current assets	5,295	1,178	877
Germany
Disclosure of operating segments [line items]
Revenues	31	80	6
Non-current assets	1,224	957	618
Europe
Disclosure of operating segments [line items]
Revenues	1,175	1,236	1,397
USA
Disclosure of operating segments [line items]
Revenues	22,529	694	4,911
Non-current assets	3,825
Czech Republic
Disclosure of operating segments [line items]
Non-current assets	€ 246	€ 221	€ 259